RELATED PARTY TRANSACTIONS - Liabilities with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Accrued expenses	Rp 291	Rp 177
% of accrued expenses on total liabilities	0.21%	0.14%
Contract liabilities	Rp 2,619	Rp 2,115
% of contract liabilities on total liabilities	1.91%	1.62%
Short-term bank loans (Note 19a)	Rp 5,554	Rp 4,916
% of short-term bank loans on total liabilities	4.05%	3.77%
Two-step loans (Note 20a)		Rp 84
% of two-step loans on total liabilities		0.06%
Long-term bank loans (Note 20c)	Rp 15,943	Rp 11,099
% of long-term bank loans on total liabilities	11.62%	8.51%
Other borrowings (Note 20d)		Rp 362
% of other borrowings on total liabilities		0.28%
Ministry of Finance
Transactions with related parties
Accrued expenses		Rp 1
% of accrued expenses on total liabilities		0.00%
Contract liabilities	Rp 90	Rp 18
% of contract liabilities on total liabilities	0.07%	0.01%
Government agencies
Transactions with related parties
Contract liabilities	Rp 672	Rp 498
% of contract liabilities on total liabilities	0.49%	0.38%
Entities under common control
Transactions with related parties
Accrued expenses	Rp 290	Rp 176
% of accrued expenses on total liabilities	0.21%	0.14%
Contract liabilities	Rp 1,406	Rp 948
% of contract liabilities on total liabilities	1.02%	0.73%
PLN
Transactions with related parties
Accrued expenses	Rp 167	Rp 100
% of accrued expenses on total liabilities	0.12%	0.08%
State-owned banks
Transactions with related parties
Accrued expenses	Rp 81	Rp 39
% of accrued expenses on total liabilities	0.06%	0.03%
MoCI
Transactions with related parties
Contract liabilities	Rp 259	Rp 137
% of contract liabilities on total liabilities	0.19%	0.11%
BRI
Transactions with related parties
Contract liabilities	Rp 155	Rp 82
% of contract liabilities on total liabilities	0.11%	0.06%
Others, (each below Rp100 billion)
Transactions with related parties
Accrued expenses	Rp 42	Rp 37
% of accrued expenses on total liabilities	0.03%	0.03%
Contract liabilities	Rp 320	Rp 231
% of contract liabilities on total liabilities	0.23%	0.18%
Associated companies
Transactions with related parties
Accrued expenses	Rp 1
% of accrued expenses on total liabilities	0.00%
Contract liabilities	Rp 7	Rp 14
% of contract liabilities on total liabilities	0.01%	0.01%
Others related entities
Transactions with related parties
Contract liabilities	Rp 1,116	Rp 1,135
% of contract liabilities on total liabilities	0.81%	0.87%
KCIC
Transactions with related parties
Contract liabilities	Rp 1,113	Rp 1,133
% of contract liabilities on total liabilities	0.81%	0.87%
Others
Transactions with related parties
Contract liabilities	Rp 3	Rp 2
% of contract liabilities on total liabilities	0.00%	0.00%